Shareholder Report, Line Graph (Details) - USD ($)	6 Months Ended
	Mar. 31, 2025	Dec. 31, 2024	Dec. 01, 2024
C000255242
Account Value [Line Items]
Line Graph and Table Measure Name	Oakmark U.S. Large Cap ETF
Account Value	$ 9,866	$ 9,485	$ 10,000
Harris Associates Index: S&P 500 Index
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500 Index
Account Value	$ 9,321	9,737	10,000
Harris Associates Index: Russell 1000 Value Index
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 1000 Value Index
Account Value	$ 9,564	$ 9,364	$ 10,000